Income Taxes - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands, ¥ in Millions			12 Months Ended
	Apr. 01, 2018 JPY (¥)	Apr. 01, 2016	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Income Taxes [Line Items]
Paid-in capital			¥ 2,649,342		¥ 2,742,893		$ 380,554
Total deferred tax assets before valuation allowances			261,219		229,924		37,522
Valuation allowances			229,268		141,028		32,932
Undistributed earnings			722,056		820,099		103,717
Taxable losses			1,321,790	$ 189,863
Unrecognized tax benefit			65,936		76,208	¥ 63,252	9,471	$ 10,947
Unrecognized tax benefit net against deferred tax loss carryforwards			25,746	3,698	35,455
Unrecognized tax benefit presented in the other non-current liabilities line item			40,190	5,773	40,753
Amount of unrecognized tax benefits that if recognized would impact the annual effective tax rate			40,190		40,753		5,773
Interest related to unrecognized tax benefits			4,416	$ 634	6,540
Interest accrued related to unrecognized tax benefits			21,165		16,749		3,040
Maximum [Member]
Income Taxes [Line Items]
Unrecognized deferred income tax liabilities			72,206		82,010		10,372
Minimum [Member]
Income Taxes [Line Items]
Unrecognized deferred income tax liabilities			36,103		¥ 41,005		5,186
HNTE | Reduction in Taxes [Member]
Income Taxes [Line Items]
Exemption period for income tax					3 years
New Software Development Enterprise | Reduction in Taxes [Member]
Income Taxes [Line Items]
Exemption period for income tax					2 years
Cheetah Mobile America, Mob Inc. and Live.me America
Income Taxes [Line Items]
Unrecognized tax benefit			¥ 65,936		¥ 76,208		$ 9,471
HONG KONG | Cheetah Mobile Hong Kong
Income Taxes [Line Items]
Foreign statutory tax rate			16.50%	16.50%	16.50%
HONG KONG | Cheetah Information Hong Kong LiveMe
Income Taxes [Line Items]
Foreign statutory tax rate					16.50%
HONG KONG | HK Zoom
Income Taxes [Line Items]
Foreign statutory tax rate			16.50%	16.50%
SINGAPORE | Cheetah Mobile Singapore
Income Taxes [Line Items]
Foreign statutory tax rate			17.00%	17.00%
Reduction in tax rate for stated period following the exemption period					5.00%
SINGAPORE | Cheetah Mobile Singapore | Development Expansion Incentive Scheme
Income Taxes [Line Items]
Period for reduction in tax percentage					10 years
JAPAN | Japan Kingsoft
Income Taxes [Line Items]
Foreign statutory tax rate	23.20%	23.40%
Reduction in tax rate for stated period following the exemption period	23.20%
Paid-in capital	¥ 8
Foreign statutory tax rate over stated taxable income level	15.00%
JAPAN | Japan Kingsoft | Maximum [Member]
Income Taxes [Line Items]
Paid-in capital	¥ 100
PRC
Income Taxes [Line Items]
Statutory rate			25.00%	25.00%	25.00%	25.00%
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percent)			10.00%	10.00%
PRC | Reduction in Taxes [Member]
Income Taxes [Line Items]
Withholding tax, reduction					5.00%
PRC | Maximum [Member]
Income Taxes [Line Items]
Taxable loss expiration Year					2029
PRC | Minimum [Member]
Income Taxes [Line Items]
Taxable loss expiration Year					2020
PRC | New Software Development Enterprise
Income Taxes [Line Items]
Reduction in tax rate for stated period following the exemption period					50.00%
Period for reduction in tax percentage					3 years
Income tax holiday, aggregate dollar amount			¥ (84,520)	$ (12,141)	¥ 58,121	¥ 67,934
Income tax holiday and preferential tax rates, income tax benefits per share | (per share)			¥ (0.0617)	$ (0.0089)	¥ 0.0414	¥ 0.0487
PRC | Beijing Security | HNTE
Income Taxes [Line Items]
Preferential tax rate			15.00%	15.00%
PRC | Conew Network | HNTE
Income Taxes [Line Items]
Preferential tax rate			15.00%	15.00%
PRC | Beijing Kingsoft Cheetah Technology Co | HNTE
Income Taxes [Line Items]
Preferential tax rate			15.00%	15.00%
PRC | Beijing Mobile | HNTE
Income Taxes [Line Items]
Preferential tax rate			15.00%	15.00%
PRC | Beijing Network | HNTE
Income Taxes [Line Items]
Preferential tax rate			15.00%	15.00%